Financial Information as per operating segments (Details 7) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement [Line Items]
Capital commitments	$ 140,487,849	$ 131,440,422		$ 125,765,480
Chile operating segment [Member]
Statement [Line Items]
Capital commitments	69,394,303	78,887,075		80,866,369
International Business operating segment [Member]
Statement [Line Items]
Capital commitments	38,524,717	32,756,828		32,312,751
Wines operating segment [Member]
Statement [Line Items]
Capital commitments	22,020,111	16,961,638		10,948,212
Other [Member]
Statement [Line Items]
Capital commitments	$ 10,548,718	$ 2,834,881	[1]	$ 1,638,148	[1]

[1]	Others include the capital investments corresponding to the Corporate Support Units.